SHARE INCENTIVE PLAN - Share option activities (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of options outstanding
Outstanding at beginning of year	4,556,458
Forfeited	(26,300)
Outstanding at end of year	4,530,158	4,556,458
Vested and expected to vest	4,530,158
Exercisable at end of year	4,114,658
Weighted average exercise price
Outstanding at beginning of year	$ 6.16
Forfeited	7.20
Outstanding at end of year	6.15	$ 6.16
Vested and expected to vest	6.15
Exercisable at end of the year	6.77
Weighted average grant-date fair value per option
Outstanding at beginning of year	3.43
Forfeited	4.04
Outstanding at end of year	3.43	$ 3.43
Vested and expected to vest	3.43
Exercisable at end of the year	$ 3.51
Weighted-average remaining contractual term (years)
Weighted-average remaining contractual term (in years)	4 years 3 months 14 days	5 years 4 months 9 days
Vested and expected to vest	4 years 3 months 14 days
Weighted-average remaining contractual term, exercisable at end of the year (in years)	3 years 9 months 29 days
Aggregate intrinsic value
Aggregate intrinsic value	$ 2,846	$ 2,175
Vested and expected to vest	2,846
Aggregate intrinsic value, exercisable at end of the year	$ 1,730